Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 53,400	$ 42,009	$ 154,099	$ 120,333
Operating expenses:
Salaries and benefits	21,003	16,456	59,426	50,437
Other operating expenses	18,240	13,613	53,053	35,193
Total operating expenses	39,243	30,069	112,479	85,630
Income from operations	14,157	11,940	41,620	34,703
Debt extinguishment costs			(3,679)
Interest expense	(3,175)	(3,366)	(9,329)	(10,213)
Interest income	2	31	64	94
Income before provision for income taxes	10,984	8,605	28,676	24,584
Provision for income taxes	4,601	3,439	11,698	9,839	7,516	6,664	3,071
Net income	6,383	5,166	16,978	14,745	12,372	9,975	5,010
Accrual for preferred stock dividends		1,660	2,038	4,785
Net income available to common shareholders	6,383	3,506	14,940	9,960
Net income (loss) per share attributable to common shareholders
Basic	$ 0.14	$ 0.08	$ 0.34	$ 0.23
Diluted	$ 0.13	$ 0.08	$ 0.32	$ 0.22
Weighted average shares
Basic	44,337	42,962	43,519	42,962	42,962	42,962	42,962
Diluted	47,811	45,024	47,164	44,646	45,742	45,019	42,962
Restated
Revenues					162,974	123,519	109,832
Operating expenses:
Salaries and benefits					67,082	58,113	53,728
Other operating expenses					49,199	33,655	32,110
Impairment of trade name					13,400
Total operating expenses					129,681	91,768	85,838
Income from operations					33,293	31,751	23,994
Interest expense					(13,530)	(15,230)	(16,017)
Interest income					125	118	104
Income before provision for income taxes					19,888	16,639	8,081
Provision for income taxes					7,516	6,664	3,071
Net income					12,372	9,975	5,010
Accrual for preferred stock dividends					6,495	5,771	5,128
Net income available to common shareholders					$ 5,877	$ 4,204	$ (118)
Net income (loss) per share attributable to common shareholders
Basic					$ 0.14	$ 0.10	$ 0.00
Diluted					$ 0.13	$ 0.09	$ 0.00
Weighted average shares
Basic					42,962	42,962	42,962
Diluted					45,742	45,019	42,962
Pro forma net income per share (unaudited)
Basic					$ 0.12
Diluted					$ 0.11
Weighted average shares used in computing pro forma net income per share (unaudited)
Basic					49,669
Diluted					52,448